WARRANTS AND DERIVATIVES - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 11, 2021 $ / shares shares	Jul. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares		13,343
Common stock par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common stock at fair value		$ 428
Fair value adjustment on warrant liability				$ 717	$ 0
Fair value of the warrant liability						$ 561
Fair value of the warrant liability			$ 0	0		$ 561
Business combination acquired fair value			$ 2,000	$ 2,000
Liquidity fee percentages less				3.50%
Proceeds from Issuance of Warrants				$ 65,500	$ 0
Change in fair value of the derivative liability				$ 100
Class of warrant or right, convertible, conversion ratio						4.34
Promissory Note Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				31,024
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.01	$ 0.01
January Twelve Two Thousand And Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				75,000
July Twenty Two Thousand And Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				25,000
Granted in Two Thousand And Seventeen And Two Thousand And Eighteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				100,000
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.96	$ 0.96
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants liability measurement input			0	0		0.23
Measurement Input, Discount for Lack of Marketability [Member]
Class of Warrant or Right [Line Items]
Warrants liability measurement input						0
Note Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares	33,357
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 0.01
Fair value adjustment on warrant liability			$ 208	$ 717
Standby Agreement [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrant liability			$ 1,900	$ 1,900
Pipe Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				1,396,419
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.01	$ 0.01
Common stock par value | $ / shares			11.5	11.5
Sale of Stock, Price Per Share | $ / shares			$ 18	$ 18
Proceeds from Issuance of Warrants				$ 377
Nogin Inc [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares						$ 0.01
Common stock par value | $ / shares						$ 0.0001	$ 0.0001
Fair value adjustment on warrant liability						$ (177)
Fair value of the warrant liability							$ 0
Nogin Inc [Member] | January Twelve Two Thousand And Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares						75,000
Nogin Inc [Member] | July Twenty Two Thousand And Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares						25,000
Nogin Inc [Member] | Granted in Two Thousand And Seventeen And Two Thousand And Eighteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares						100,000
Class of warrant or right, exercise price of warrants or rights | $ / shares						$ 0.96
Nogin Inc [Member] | Other Long Term Liability [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrant liability						$ 561
Nogin Inc [Member] | Other Income [Member]
Class of Warrant or Right [Line Items]
Fair value adjustment on warrant liability						$ 177
Nogin Inc [Member] | Note Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares	33,357
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 0.01
Financial Institution [Member]
Class of Warrant or Right [Line Items]
Ownership interest			80.00%	80.00%
Aggregate Purchase Price Percentage				20.00%
Financial Institution [Member] | Subscription Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock | shares				517,079
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 10.17	$ 10.17
Aggregate Purchase Price Percentage				20.00%